Stock-Based Employee Compensation (Details 3) - Long Term Stock Incentive Plan [Member] - Stock options [Member] - $ / shares	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Weighted average assumptions to estimate fair value of equity instruments using Black-Scholes option-pricing model
Grant-date fair value	$ 40.09	$ 31.14	$ 27.77
Expected life	5 years 11 months	5 years 11 months	5 years 11 months
Expected volatility	27.10%	28.50%	32.40%
Risk-free interest rate	1.60%	1.60%	2.10%
Expected dividend yield	1.00%	1.10%	0.00%